Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	001-39612
Entity Registrant Name	5:01 ACQUISITION CORP.
Entity Central Index Key	0001823465
Entity Tax Identification Number	85-2790755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Second Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	993-8570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FVAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false